Calvert
Emerging Markets Advancement Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Argentina — 2.7%
Despegar.com Corp.(1)	35,600	$ 685,300
Grupo Supervielle SA ADR(1)(2)	74,618	1,127,478
Telecom Argentina SA ADR(1)(2)	47,292	595,406
		$ 2,408,184
Brazil — 0.5%
Adecoagro SA(2)	45,100	$ 425,293
		$ 425,293
China — 6.1%
AAC Technologies Holdings, Inc.	6,500	$31,171
Akeso, Inc.(1)(2)(3)	4,000	31,130
Alibaba Group Holding Ltd. ADR	9,134	774,472
Alibaba Health Information Technology Ltd.(1)(2)	44,000	18,548
BeiGene Ltd.(1)	7,800	111,211
BYD Co. Ltd., Class H	5,500	187,072
BYD Electronic International Co. Ltd.	6,000	32,136
China Mengniu Dairy Co. Ltd.	22,000	49,216
China Merchants Bank Co. Ltd., Class H	22,000	112,296
China Minsheng Banking Corp. Ltd., Class H	85,000	37,513
China Overseas Land & Investment Ltd.	31,500	49,763
China Resources Gas Group Ltd.	11,100	43,828
China Resources Land Ltd.	19,000	54,545
China State Construction International Holdings Ltd.	22,000	34,620
CSPC Pharmaceutical Group Ltd.	60,000	36,576
ENN Energy Holdings Ltd.	6,900	49,030
Full Truck Alliance Co. Ltd. ADR	5,333	57,703
Fuyao Glass Industry Group Co. Ltd., Class H(3)	5,600	40,213
Geely Automobile Holdings Ltd.	45,000	84,748
Great Wall Motor Co. Ltd., Class H	15,500	27,012
Guangdong Investment Ltd.	34,000	29,202
H World Group Ltd. ADR(2)	1,691	55,854
Haidilao International Holding Ltd.(2)(3)	12,000	24,226
Hansoh Pharmaceutical Group Co. Ltd.(3)	10,000	22,140
Innovent Biologics, Inc.(1)(3)	12,500	58,481
JD Health International, Inc.(1)(3)	6,600	23,578
JD Logistics, Inc.(1)(3)	14,000	22,816
JD.com, Inc. ADR	4,748	164,613
Kingsoft Corp. Ltd.	6,400	27,481
Li Auto, Inc. ADR(1)	3,419	82,022
Longfor Group Holdings Ltd.(3)	14,000	17,755
Meituan, Class B(1)(3)	25,400	493,861
NetEase, Inc. ADR	1,789	159,597
NIO, Inc. ADR(1)	9,558	41,673
Nongfu Spring Co. Ltd., Class H(2)(3)	13,200	57,058
Pop Mart International Group Ltd.(3)	5,200	59,456
Postal Savings Bank of China Co. Ltd., Class H(3)	96,000	56,351
Qifu Technology, Inc. ADR	1,392	53,425
Sinopharm Group Co. Ltd., Class H	10,000	27,275
Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	5,400	$ 47,375
Tencent Holdings Ltd.	27,800	1,483,764
Tencent Music Entertainment Group ADR	5,351	60,734
Tingyi Cayman Islands Holding Corp.	20,000	25,966
Trip.com Group Ltd. ADR(1)	2,723	186,961
Vipshop Holdings Ltd. ADR	1,857	25,014
Want Want China Holdings Ltd.	48,000	28,068
Weichai Power Co. Ltd., Class H	20,000	30,376
Xinyi Solar Holdings Ltd.(2)	44,000	17,551
XPENG, Inc. ADR(1)	4,493	53,107
Yum China Holdings, Inc.	2,340	112,718
Zhuzhou CRRC Times Electric Co. Ltd., Class H	5,900	24,773
		$5,436,074
Cyprus — 2.6%
Bank of Cyprus Holdings PLC	483,626	$2,300,348
		$2,300,348
Egypt — 0.9%
Commercial International Bank - Egypt (CIB)	502,000	$775,118
		$775,118
Georgia — 2.7%
Bank of Georgia Group PLC	13,312	$782,106
Georgia Capital PLC(1)	62,952	943,522
TBC Bank Group PLC	17,429	680,479
		$2,406,107
Greece — 13.3%
Alpha Services and Holdings SA	660,682	$1,102,795
Athens Water Supply & Sewage Co. SA	42,939	262,679
Eurobank Ergasias Services & Holdings SA, Class A	842,705	1,942,255
GEK TERNA SA	43,520	832,443
Hellenic Telecommunications Organization SA	66,592	1,025,318
JUMBO SA	38,833	1,026,520
LAMDA Development SA(1)	64,419	486,625
National Bank of Greece SA	254,863	2,017,858
Piraeus Financial Holdings SA	366,302	1,458,006
Public Power Corp. SA	127,982	1,632,812
		$11,787,311
Hong Kong — 0.0%(4)
Sino Biopharmaceutical Ltd.	80,000	$32,702
		$32,702
India — 12.3%
Angel One Ltd.	200	$6,821
Apollo Hospitals Enterprise Ltd.	1,998	170,010
Ashok Leyland Ltd.	30,101	77,331
Asian Paints Ltd.	7,157	190,420
AU Small Finance Bank Ltd.(3)	5,029	32,763
Avenue Supermarts Ltd.(1)(3)	3,532	146,765

Calvert
Emerging Markets Advancement Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Axis Bank Ltd.	25,829	$ 320,282
Bajaj Finance Ltd.	1,200	95,422
Bajaj Finserv Ltd.	2,300	42,030
Bandhan Bank Ltd.(3)	11,793	21,846
Bank of Baroda	15,482	43,378
Bank of India	5,600	6,642
Bharti Airtel Ltd.	25,402	470,335
Britannia Industries Ltd.	2,374	131,952
BSE Ltd.	400	24,786
Central Depository Services India Ltd.(5)	600	12,281
CG Power & Industrial Solutions Ltd.	5,600	47,503
Coforge Ltd.	2,193	246,394
Crompton Greaves Consumer Electricals Ltd.	18,918	87,309
Dabur India Ltd.	4,163	24,627
Dixon Technologies India Ltd.(5)	781	163,195
DLF Ltd.	19,843	190,617
Dr. Lal PathLabs Ltd.(3)	878	30,728
Embassy Office Parks REIT	20,528	88,548
Exide Industries Ltd.	2,700	13,112
Federal Bank Ltd.	23,934	55,767
FSN E-Commerce Ventures Ltd.(1)	38,254	72,975
GMR Airports Ltd.(1)	21,700	19,833
Godrej Consumer Products Ltd.	2,487	31,377
Godrej Properties Ltd.(1)	1,000	32,445
Havells India Ltd.	3,343	65,322
HCL Technologies Ltd.	14,639	326,880
HDFC Bank Ltd.	47,210	976,317
HDFC Life Insurance Co. Ltd.(3)	5,700	41,008
Hero MotoCorp Ltd.	2,911	141,155
Hindustan Unilever Ltd.	11,137	302,476
ICICI Bank Ltd.	45,824	684,694
IDFC First Bank Ltd.(1)	61,395	45,170
Indian Hotels Co. Ltd.	19,930	203,706
Indian Railway Catering & Tourism Corp. Ltd.	13,222	121,244
Indian Renewable Energy Development Agency Ltd.(1)	3,900	9,763
Indus Towers Ltd.(1)	18,453	73,444
IndusInd Bank Ltd.	11,840	132,484
IRB Infrastructure Developers Ltd.	15,600	10,388
IRCON International Ltd.(3)	3,000	7,507
Kotak Mahindra Bank Ltd.	13,660	284,338
KPIT Technologies Ltd.	5,354	91,276
Laurus Labs Ltd.(3)	5,460	38,370
LTIMindtree Ltd.(3)	2,183	141,924
MakeMyTrip Ltd.(1)	857	96,224
Marico Ltd.	1,455	10,859
Maruti Suzuki India Ltd.	1,918	242,614
Max Healthcare Institute Ltd.	11,179	146,949
Mphasis Ltd.	1,045	34,610
Multi Commodity Exchange of India Ltd.	200	14,524
NBCC India Ltd.	9,600	10,378
Nestle India Ltd.	6,464	163,681
Security	Shares	Value
India (continued)
One 97 Communications Ltd.(1)	2,200	$ 26,043
Patanjali Foods Ltd.	2,007	41,658
PB Fintech Ltd.(1)	2,200	54,010
Persistent Systems Ltd.	2,896	217,698
Punjab National Bank	41,181	49,266
REC Ltd.	7,300	42,563
Shriram Finance Ltd.	2,000	67,326
Siemens Ltd.	2,228	169,676
Sona BLW Precision Forgings Ltd.(3)	3,300	22,869
State Bank of India	27,169	251,715
Sterling & Wilson Renewable(1)(5)	1,000	5,344
Suzlon Energy Ltd.(1)	67,500	48,879
Tata Consultancy Services Ltd.	11,355	541,877
Tata Elxsi Ltd.	687	54,424
Tata Motors Ltd.	29,448	253,817
Tata Power Co. Ltd.	31,617	144,530
Tata Teleservices Maharashtra Ltd.(1)	10,694	9,398
Tech Mahindra Ltd.	13,143	261,022
Titan Co. Ltd.	6,163	233,639
Trent Ltd.	3,081	255,631
TVS Motor Co. Ltd.	1,933	53,362
Union Bank of India Ltd.	9,300	13,024
Vodafone Idea Ltd.(1)	256,518	23,726
Voltas Ltd.	2,965	61,873
Wipro Ltd.	64,008	224,923
WNS Holdings Ltd.(1)	586	27,771
Yes Bank Ltd.(1)	429,324	97,956
Zee Entertainment Enterprises Ltd.	11,487	16,211
Zomato Ltd.(1)	93,747	303,680
		$10,888,710
Malaysia — 5.6%
AMMB Holdings Bhd.	178,100	$218,208
Axiata Group Bhd.	98,500	54,815
CELCOMDIGI Bhd.	229,300	185,548
CIMB Group Holdings Bhd.	378,800	693,994
Fraser & Neave Holdings Bhd.	8,600	54,202
Gamuda Bhd.	362,868	384,172
Hong Leong Bank Bhd.	36,100	165,877
IHH Healthcare Bhd.	120,600	196,865
IJM Corp. Bhd.	297,900	202,258
Inari Amertron Bhd.	94,500	64,558
Maxis Bhd.	85,300	69,593
Mr. DIY Group M Bhd.(3)	271,600	112,303
Petronas Gas Bhd.	55,400	219,054
PPB Group Bhd.	85,000	235,624
Press Metal Aluminium Holdings Bhd.	287,100	314,422
Public Bank Bhd.	617,400	629,350
RHB Bank Bhd.	97,000	140,536
SD Guthrie Bhd.	244,900	270,979
Telekom Malaysia Bhd.	41,200	61,249

Calvert
Emerging Markets Advancement Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia (continued)
Tenaga Nasional Bhd.	186,300	$ 622,195
TIME dotCom Bhd.	39,100	41,007
		$ 4,936,809
Pakistan — 1.2%
Bank Alfalah Ltd.	1,795,600	$ 532,993
Millat Tractors Ltd.	216,500	488,926
		$ 1,021,919
Philippines — 2.6%
Bank of the Philippine Islands	274,710	$578,468
BDO Unibank, Inc.	342,220	846,574
Globe Telecom, Inc.	4,450	167,616
GT Capital Holdings, Inc.	15,790	178,609
Monde Nissin Corp.(3)	838,300	123,992
PLDT, Inc.	12,695	283,789
Universal Robina Corp.	118,920	161,776
		$2,340,824
Poland — 7.6%
Allegro.eu SA(1)(3)	62,362	$408,657
Bank Polska Kasa Opieki SA	18,988	634,708
Budimex SA	1,273	143,892
CCC SA(1)	5,888	262,269
CD Projekt SA	8,118	376,515
Cyfrowy Polsat SA(1)	32,543	111,475
Dino Polska SA(1)(3)	5,395	510,314
Inter Cars SA	1,238	156,349
KGHM Polska Miedz SA	27,028	753,087
KRUK SA	1,740	175,310
LPP SA	123	462,794
mBank SA(1)	1,588	211,187
Orange Polska SA	82,625	147,658
PGE Polska Grupa Energetyczna SA(1)	95,862	141,164
Powszechna Kasa Oszczednosci Bank Polski SA	82,445	1,193,526
Powszechny Zaklad Ubezpieczen SA	62,731	696,815
Santander Bank Polska SA	3,029	336,241
		$6,721,961
Romania — 0.1%
NEPI Rockcastle NV	12,325	$90,099
		$90,099
Saudi Arabia — 2.6%
Bank AlBilad	39,400	$408,917
Banque Saudi Fransi	80,681	339,508
Elm Co.	1,700	504,176
Saudi Telecom Co.	95,700	1,018,808
		$2,271,409
Security	Shares	Value
Slovenia — 1.9%
Nova Ljubljanska Banka DD GDR(5)	66,838	$ 1,707,989
		$ 1,707,989
South Africa — 4.9%
Absa Group Ltd.	16,408	$ 164,459
Anglo American Platinum Ltd.(2)	1,100	33,180
Aspen Pharmacare Holdings Ltd.	8,241	71,813
Bid Corp. Ltd.	5,997	136,625
Bidvest Group Ltd.	8,070	112,640
Capitec Bank Holdings Ltd.	1,918	318,628
Clicks Group Ltd.	5,390	106,620
Discovery Ltd.	12,099	124,592
FirstRand Ltd.	120,384	482,884
Gold Fields Ltd.	26,430	345,794
Growthpoint Properties Ltd.	47,500	31,917
Investec Ltd.	4,000	26,487
Kumba Iron Ore Ltd.	1,300	22,536
Mr. Price Group Ltd.	5,955	92,812
MTN Group Ltd.	36,168	175,784
MultiChoice Group(1)	4,100	23,493
Naspers Ltd., Class N	3,500	775,101
Nedbank Group Ltd.	9,557	142,973
Northam Platinum Holdings Ltd.	10,152	52,424
Old Mutual Ltd.	116,178	77,256
OUTsurance Group Ltd.	17,885	62,809
Pepkor Holdings Ltd.(3)	26,200	40,129
Remgro Ltd.	11,389	93,377
Sanlam Ltd.	43,212	199,078
Shoprite Holdings Ltd.	10,582	164,571
Standard Bank Group Ltd.	28,945	339,926
Vodacom Group Ltd.(2)	12,388	66,528
Woolworths Holdings Ltd.	19,523	64,378
		$4,348,814
Taiwan — 17.7%
Accton Technology Corp.	11,000	$258,542
Acer, Inc.	85,000	102,963
Advantech Co. Ltd.	10,000	105,463
Airtac International Group	4,000	102,744
ASE Technology Holding Co. Ltd.	49,000	240,611
Asia Vital Components Co. Ltd.	6,000	113,188
ASPEED Technology, Inc.	1,000	101,208
AUO Corp.	220,000	98,155
Catcher Technology Co. Ltd.	19,000	112,235
Cathay Financial Holding Co. Ltd.	125,000	259,984
Chailease Holding Co. Ltd.	28,929	99,543
Chroma ATE, Inc.	14,000	174,193
Chunghwa Telecom Co. Ltd.	59,000	222,101
Compal Electronics, Inc.	118,000	135,100
Delta Electronics, Inc.	22,000	287,963
E Ink Holdings, Inc.	20,000	166,535

Calvert
Emerging Markets Advancement Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Elite Material Co. Ltd.	8,000	$ 150,252
eMemory Technology, Inc.	1,000	102,167
Evergreen Marine Corp. Taiwan Ltd.	18,000	123,474
Far Eastern New Century Corp.	115,000	110,743
Far EasTone Telecommunications Co. Ltd.	50,000	136,230
First Financial Holding Co. Ltd.	6,090	5,029
Fubon Financial Holding Co. Ltd.	110,550	304,014
Gigabyte Technology Co. Ltd.	14,000	115,835
Globalwafers Co. Ltd.	7,000	81,349
Hiwin Technologies Corp.	18,000	180,204
Hotai Motor Co. Ltd.	5,000	94,303
Hua Nan Financial Holdings Co. Ltd.	1,570	1,250
Innolux Corp.	254,320	111,125
International Games System Co. Ltd.	4,000	118,771
Inventec Corp.	79,000	120,383
Jentech Precision Industrial Co. Ltd.	2,000	92,731
King Slide Works Co. Ltd.	2,000	94,159
King Yuan Electronics Co. Ltd.	17,000	57,562
Lite-On Technology Corp.	40,000	121,102
Lotes Co. Ltd.	1,000	59,418
MediaTek, Inc.	15,000	644,846
Mega Financial Holding Co. Ltd.	5,610	6,614
Micro-Star International Co. Ltd.	22,000	122,872
Novatek Microelectronics Corp.	11,000	168,040
PharmaEssentia Corp.(1)	4,000	74,938
President Chain Store Corp.	15,000	120,272
Quanta Computer, Inc.	34,000	295,917
Realtek Semiconductor Corp.	11,000	190,107
Shin Kong Financial Holding Co. Ltd.(1)	497,516	178,852
Sino-American Silicon Products, Inc.	18,000	73,762
SinoPac Financial Holdings Co. Ltd.	5,950	4,148
Taishin Financial Holding Co. Ltd.	10,240	5,429
Taiwan Mobile Co. Ltd.	37,000	128,025
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	7,117,505
Tatung Co. Ltd.(1)	77,000	112,308
TCC Group Holdings Co. Ltd.	188,000	181,625
Teco Electric & Machinery Co. Ltd.	74,000	117,657
Unimicron Technology Corp.	22,000	94,269
Uni-President Enterprises Corp.	68,000	167,647
United Microelectronics Corp.	178,000	231,862
Voltronic Power Technology Corp.	2,000	113,210
Walsin Lihwa Corp.	118,000	85,198
Wan Hai Lines Ltd.	21,000	51,895
Wiwynn Corp.	2,000	158,775
WPG Holdings Ltd.	50,000	104,114
Yageo Corp.	7,169	117,966
Yang Ming Marine Transport Corp.	27,000	62,302
Yuanta Financial Holding Co. Ltd.	237,660	245,989
		$15,736,773
Security	Shares	Value
United Arab Emirates — 7.1%
Abu Dhabi Commercial Bank PJSC	525,596	$ 1,490,056
Aldar Properties PJSC	1,200,390	2,508,913
Americana Restaurants International PLC - Foreign Co.	510,937	307,282
Dubai Financial Market PJSC	188,038	76,815
Emirates Integrated Telecommunications Co. PJSC	158,471	323,014
Emirates Telecommunications Group Co. PJSC	341,196	1,516,418
Fertiglobe PLC	90,265	60,206
		$ 6,282,704
United Kingdom — 0.2%
Anglogold Ashanti PLC	6,400	$143,140
Pepco Group NV(1)(5)	20,032	79,662
		$222,802
Vietnam — 2.6%
Digiworld Corp.	313,560	$494,072
FPT Corp.	265,620	1,587,411
Gemadept Corp.	99,300	253,737
		$2,335,220
Total Common Stocks (identified cost $70,528,954)		$84,477,170

Short-Term Investments — 5.1%

Affiliated Fund — 3.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(6)	3,248,785	$ 3,248,785
Total Affiliated Fund (identified cost $3,248,785)		$ 3,248,785
Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(7)	1,218,435	$ 1,218,435
Total Securities Lending Collateral (identified cost $1,218,435)		$ 1,218,435
Total Short-Term Investments (identified cost $4,467,220)		$ 4,467,220

Total Investments — 100.3% (identified cost $74,996,174)	$88,944,390
Other Assets, Less Liabilities — (0.3)%	$ (238,233)
Net Assets — 100.0%	$88,706,157

Calvert
Emerging Markets Advancement Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $1,300,729 and the total market value of the collateral received by the Fund was $1,342,448, comprised of cash of $1,218,435 and U.S. government and/or agencies securities of $124,013.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $2,586,240 or 2.9% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $1,968,471 or 2.2% of the Fund's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	35.0%
Information Technology	19.4
Communication Services	10.3
Consumer Discretionary	10.3
Industrials	5.1
Real Estate	4.0
Consumer Staples	4.0
Utilities	3.5
Materials	2.4
Health Care	1.2
Total	95.2%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	21,446,362	EUR	20,393,000	Standard Chartered Bank	1/10/25	$316,303	$ —
USD	1,735,227	EUR	1,650,000	Standard Chartered Bank	1/10/25	25,592	—
INR	101,000,000	USD	1,185,404	Goldman Sachs International	3/19/25	—	(14,377)
INR	181,000,000	USD	2,124,513	Goldman Sachs International	3/19/25	—	(25,939)
INR	289,900,000	USD	3,395,258	Standard Chartered Bank	3/19/25	—	(34,061)
TWD	296,812,085	USD	9,180,308	UBS AG	3/19/25	—	(135,110)
USD	1,383,744	CNH	10,000,000	Standard Chartered Bank	3/19/25	18,465	—
USD	994,852	CNH	7,200,000	Standard Chartered Bank	3/19/25	11,851	—
USD	3,757,370	CNH	27,300,000	UBS AG	3/19/25	30,158	—
USD	2,287,976	PHP	133,295,196	Goldman Sachs International	3/19/25	7,518	—
USD	378,280	PHP	22,000,000	Goldman Sachs International	3/19/25	1,897	—
USD	5,387,080	ZAR	97,000,000	Standard Chartered Bank	3/19/25	282,325	—
						$694,109	$(209,487)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter

Calvert
Emerging Markets Advancement Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
PHP	– Philippines Peso
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,248,785, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund(1)	$17,570	$18,218,153	$(14,986,938)	$ —	$ —	$3,248,785	$33,186	3,248,785

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$2,408,184	$ —	$ —	$2,408,184
Brazil	425,293	—	—	425,293
China	1,827,893	3,608,181	—	5,436,074
Cyprus	—	2,300,348	—	2,300,348
Egypt	775,118	—	—	775,118
Georgia	—	2,406,107	—	2,406,107
Greece	—	11,787,311	—	11,787,311
Hong Kong	—	32,702	—	32,702
India	123,995	10,764,715	—	10,888,710
Malaysia	—	4,936,809	—	4,936,809
Pakistan	—	1,021,919	—	1,021,919

Calvert
Emerging Markets Advancement Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Philippines	$ —	$2,340,824	$ —	$2,340,824
Poland	—	6,721,961	—	6,721,961
Romania	—	90,099	—	90,099
Saudi Arabia	—	2,271,409	—	2,271,409
Slovenia	—	1,707,989	—	1,707,989
South Africa	—	4,348,814	—	4,348,814
Taiwan	—	15,736,773	—	15,736,773
United Arab Emirates	—	6,282,704	—	6,282,704
United Kingdom	—	222,802	—	222,802
Vietnam	—	2,335,220	—	2,335,220
Total Common Stocks	$5,560,483	$78,916,687(1)	$ —	$84,477,170
Short-Term Investments:
Affiliated Fund	$3,248,785	$ —	$ —	$3,248,785
Securities Lending Collateral	1,218,435	—	—	1,218,435
Total Investments	$10,027,703	$78,916,687	$ —	$88,944,390
Forward Foreign Currency Exchange Contracts	$ —	$694,109	$ —	$694,109
Total	$10,027,703	$79,610,796	$ —	$89,638,499
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(209,487)	$ —	$(209,487)
Total	$ —	$(209,487)	$ —	$(209,487)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.